Taxes on Income (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Dec. 29, 2010	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income (Textual)
Statutory tax rate in Israel		24.00%	25.00%	26.50%
Corporate income tax rate, description		The Israeli Parliament approved the 2016 Amendment which reduced the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.
Description of income taxes	The Knesset approved an additional amendment to the Law for the Encouragement of Capital Investments, 1959 ("2011 Amendment"). According to the 2011 Amendment, a reduced uniform corporate tax rate for exporting industrial enterprises (over 25%) was established. The reduced tax rate will not be program dependent and will apply to the "Preferred Enterprise's" (as such term is defined in the Investment Law) entire income. Pursuant to the 2011 Amendment, a "Preferred Enterprise" is entitled to a reduced corporate tax rate. Such corporate tax rate was determined to be 16% for 2014 until 2016.
Applicable tax rate		16.00%
Industrial encouragement law, description		It is Formula's management's belief that certain of its Israeli investees currently qualify as an "Industrial Company," within the meaning of the Law for the Encouragement of Industry (Taxes), 1969 (the "Industrial Encouragement Law"). That Industrial Encouragement Law defines an "Industrial Company" as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, these Israeli subsidiaries are entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings. Eligibility for the benefits under the Industrial Encouragement Law is not subject to receipt of prior approval from any governmental authority.
Undistributed earnings of foreign subsidiaries and affiliates		$ 77,231
Income taxes distributed as dividend		$ 48,628	$ 61,993
Federal corporate income tax rate, description		The TCJA reduces the U.S. federal corporate income tax rate from 35% to 21% effective January 1, 2018.
Source assets amount				$ 635
Amounts recognized for interest and penalties expenses related to uncertain tax positions		$ 82	224	$ 68
Interest and penalties expenses		572	490
Formula [Member]
Taxes on Income (Textual)
Cumulative losses for tax purposes		74,260	61,960
Matrix [Member]
Taxes on Income (Textual)
Cumulative losses for tax purposes		38,120	34,890
Magic [Member]
Taxes on Income (Textual)
Operating loss carry forwards		19,478	17,183
Sapiens [Member]
Taxes on Income (Textual)
Operating loss carry forwards		$ 35,647	$ 24,177
Insync [Member]
Taxes on Income (Textual)
Description of income taxes			Cumulative losses for tax purposes as of December 31, 2016 totaling approximately $ 145,870 (as of December 31, 2015, the amount was $ 157,441 ), of which $ 118,997 was in respect of companies in Israel which can be carried forward and offset against taxable income in the future for an indefinite period (as of December 31, 2015, the amount was $ 131,245), and approximately $ 26,873 of which was in respect of companies abroad (as of December 31, 2015, that amount was $ 26,196).
Preferred Technology Enterprise [Member]
Taxes on Income (Textual)
Description of new amendment tax rate		Introduction of a benefit regime for "Preferred Technology Enterprises" granting a 12% tax rate in central Israel on income deriving from Intellectual Property, subject to a number of conditions being fulfilled, including a minimal amount or ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual income derived from exports. Preferred Technology Enterprise ("PTE") is defined as an enterprise which meets the aforementioned conditions and for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A 12% capital gains tax rate on the sale of a preferred intangible asset to a foreign affiliated enterprise, provided that the asset was initially purchased from a foreign resident at an amount of NIS 200 million or more.
Tax rate for dividends paid from income		20.00%
Reduced to dividends paid to foreign resident company		4.00%
Subsidiaries' taxable income tax rate		12.00%
Michpal [Member]
Taxes on Income (Textual)
Cumulative losses for tax purposes		$ 175,965	$ 145,870
Operating loss carry forwards			146,978
Future taxable income			118,997
Future taxable income abroad companies		$ 28,987	$ 26,873